Offsets	Mar. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-40714
Initial Filing Date	Mar. 11, 2026
Fee Offset Claimed	$ 26,811.87
Explanation for Claimed Amount	The Company previously paid $26,811.87 upon the filing of its Preliminary Proxy Statement on Schedule 14A on March 11, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	European Wax Center, Inc.
Form or Filing Type	SC 14A
File Number	001-40714
Filing Date	Mar. 11, 2026
Fee Paid with Fee Offset Source	$ 26,811.87
Offset Note	The Company previously paid $26,811.87 upon the filing of its Preliminary Proxy Statement on Schedule 14A on March 11, 2026 in connection with the transaction reported hereby.